Shareholders’ Equity	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 15 – SHAREHOLDERS’ EQUITY

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC laws totaled $1,128,674 and $1,072,895 as of June 30, 2024 and December 31, 2023, respectively.

Common Shares

ReTo was established on August 7, 2015 under the laws of the BVI and was initially authorized to issue 200,000,000 common shares at $0.001 par value. As approved by the shareholders of the Company at the Meeting (defined below), the existing common shares were redesignated as Class A Shares on August 8, 2024.

Share Combinations

Effective May 12, 2023, the Company implemented a 10-for-1 share combination of its authorized and issued and outstanding common shares (the “2023 Share Combination”). As a result of the 2023 Share Combination, the Company’s authorized shares were changed from 200,000,000 common shares, par value $0.001 per share, to 20,000,000 common shares, par value $0.01 per share.

Effective July 31, 2023, the Company’s board of directors approved a change of the maximum number of shares that the Company is authorized to issue from 20,000,000 shares of a single class each with a par value of US$0.01 to an unlimited number of shares of a single class each with a par value of US$0.01.

Effective March 1, 2024, the Company implemented a 10-for-1 share combination of its authorized and issued and outstanding common shares (the “2024 Share Combination”). As a result of the 2024 Share Combination, par value of the common shares of the Company changed from $0.01 per share to $0.1 per share.

The share number and share-related data in the financial statements have been adjusted to reflect the two share combinations.

Class B Shares

The Company approved on its 2024 Annual General Meeting of Shareholders (the “Meeting”) the amendment and restatement of its amended Memorandum and Articles of Association (the “Amended and Restated Memorandum and Articles of Association”) on August 4, 2024 to, (a) redesignate the existing common shares, par value US$0.10 each, as Class A Shares, par value US$0.10 each, with the same rights as the existing common shares and (b) create an additional 2,000,000 shares each to be designated as Class B shares, par value US$0.01 each (the “Class B Shares”), with each share to entitle the holder thereof to 1,000 votes but with transfer restrictions, pre-emption rights and no right to any dividend or distribution of the surplus assets on liquidation. Following the approval, the Amended and Restated Memorandum and Articles of Association became effective upon the registration by the BVI Registrar of Corporate Affairs, as filed by the Company’s BVI registered agent on August 8, 2024. On August 14, 2024, as approved by the Company’s board of directors and on the Meeting, the Company issued 1,000,000 Class B Shares to REIT International Development (Group) Co., Limited at par value for a total consideration of $10,000.

As of June 30, 2024 and December 31, 2023, 3,828,868 and 1,205,188 common shares were issued and outstanding, nil Class B common shares were issued and outstanding.

Equity Grants

On March 8, 2023, the Company’s board of directors approved the issuance of an aggregate of 50,000 common shares to its employees, officers and directors for their services under the 2022 Share Incentive Plan. For the six months ended June 30, 2023, the Company recognized share-based compensation expenses of $2,100,000.

On June 7, 2024, the Company’s board of directors approved the issuance of an aggregate of 187,260 common shares to its employees, officers and directors for their services under the 2022 Share Incentive Plan. On June 24, 2024, the Company issued 67,260 common shares and the Company recognized share-based compensation expenses of $162,769.

Issuances for Consulting Services

On February 27, 2023, the Company entered into a consulting service agreement with Express Transportation Ltd. (“ETL”). Pursuant to the agreement, ETL has agreed to provide feasibility, analysis and risk management services on investment project in mainland China in exchange for 20,000 common shares, which were issued on March 8, 2023. For the six months ended June 30, 2023, the Company recognized share-based compensation expenses of $840,000.

On February 27, 2023, the Company entered into a consulting service agreement with Maxleed Investment Holding Ltd. (“MIHL”). Pursuant to the agreement, MIHL has agreed to provide strategy, due diligence, business expansion and optimization services in exchange for 20,000 common shares, which were issued on March 8, 2023. For the six months ended June 30, 2023, the Company recognized share-based compensation expenses of $840,000.

Financing

On May 18, 2023, the Company entered into a securities purchase agreement. Pursuant to the agreement, the Company issued 200,000 common shares on May 25, 2023 at $33 per share for aggregate gross proceeds of $6,600,000.

On September 29, 2023, the Company entered into a securities purchase agreement (the “Public Offering SPA”) to sell an aggregate of 1,500,000 common shares at a price of $10.00 per share to certain investors pursuant to the prospectus supplement, dated September 29, 2023, filed with the Securities and Exchange Commission on October 3, 2023 (the “Public Offering”). On March 13, 2024, the Company entered into an amendment to the Public Offering SPA with such investors to change the per share purchase price from $10.00 to $4.00 and to change the terms of the closing of the Public Offering. Net proceeds amounted to $6,000,000.

In addition, in a concurrent private placement (the “Concurrent Private Placement”), the Company entered into certain separate securities purchase agreements on September 29, 2023 (collectively, the “Private Placement SPAs”), to sell to certain other investors an aggregate of 1,000,000 common shares, par value $0.1, at $10.00 per share. On March 13, 2024, the Company entered into an amendment to the Private Placement SPA with such investors to change the per share purchase price from $10.00 to $4.00 and to change the terms of the closing of the Concurrent Private Placement. Net proceeds amounted to $3,969,063.

Conversion of Convertible Notes

During the year ended December 31, 2023, the Company issued an aggregate of 279,660 common shares for conversion of $4,111,082 in principle and interests of the Note based on the conversion price ranging from $8.71 to $29.2 (see Note 9).